Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Reconciles Numerator and Denominator of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2013 and 2012.

	2013	2012
	(in millions, except per share data)
Basic:
Net income attributable to CNH Industrial	$678	$757

Weighted average common shares outstanding—basic	1,255	1,223

Basic earnings per share	$0.54	$0.62

Diluted:
Net income attributable to CNH Industrial	$678	$757

Weighted average common shares outstanding—basic	1,255	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans	2	—

Weighted average common shares outstanding—diluted	1,257	1,223

Diluted earnings per share	$0.54	$0.62

 The following table sets forth the computation of basic and diluted net income per share under the two-class method for the year ended December 31, 2011.

	Common shares	Preference shares	Savings shares	Total
	(in millions, except per share data)
Basic and Diluted:
Net income attributable to controlling interest.	$462	$44	$39	$545

Weighted average shares outstanding—basic and diluted	1,092	103	80	1,275

Basic and diluted earnings per share	$0.42	$0.42	$0.49